FAIR VALUE DISCLOSURES - Fair Value Disclosure Financial Instruments Not Carried At Fair Value (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate (net of valuation allowance of $8 and $8)	$ 12,070	$ 10,952			$ 9,774
Loans to affiliates	0	1,230	$ 1,234	$ 1,235	1,246
Policyholders’ liabilities: Investment contracts	50,066	47,171			41,956
Total Loans From Affiliates	0	3,622			2,904
Policy loans	3,739	3,819			3,855
Separate Accounts liabilities	125,989	124,552			113,150
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate (net of valuation allowance of $8 and $8)	12,070	10,952			9,774
Loans to affiliates		1,230			1,246
Policyholders’ liabilities: Investment contracts	2,180	2,224			2,398
FHLBNY Funding Agreements	3,012	3,014			2,255
Short term and long-term debt	4,806	2,408			1,605
Total Loans From Affiliates		3,622			2,904
Policy loans	3,739	3,819			3,855
Separate Accounts liabilities	8,231	7,537			6,194
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate (net of valuation allowance of $8 and $8)	11,675	10,912			9,624
Loans to affiliates		1,230			1,361
Policyholders’ liabilities: Investment contracts	2,212	2,329			2,510
FHLBNY Funding Agreements	2,926	3,020			2,202
Short term and long-term debt	4,701	2,500			1,716
Total Loans From Affiliates		3,622			3,031
Policy loans	4,192	4,754			4,742
Separate Accounts liabilities	8,231	7,537			6,194
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate (net of valuation allowance of $8 and $8)	0	0
Loans to affiliates		0
Policyholders’ liabilities: Investment contracts	0	0
FHLBNY Funding Agreements	0	0
Short term and long-term debt	0	0
Total Loans From Affiliates		0
Policy loans	0	0
Separate Accounts liabilities	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate (net of valuation allowance of $8 and $8)	0	0
Loans to affiliates		1,230			1,361
Policyholders’ liabilities: Investment contracts	0	0
FHLBNY Funding Agreements	2,926	3,020			2,202
Short term and long-term debt	4,701	2,500			1,716
Total Loans From Affiliates		3,622			3,031
Policy loans	0	0
Separate Accounts liabilities	0	0
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans on real estate (net of valuation allowance of $8 and $8)	11,675	10,912			9,624
Loans to affiliates		0
Policyholders’ liabilities: Investment contracts	2,212	2,329			2,510
FHLBNY Funding Agreements	0	0
Short term and long-term debt	0	0
Total Loans From Affiliates		0
Policy loans	4,192	4,754			4,742
Separate Accounts liabilities	$ 8,231	$ 7,537			$ 6,194